LOSS BEFORE TAXATION	12 Months Ended
Dec. 31, 2018
Disclosure of LOSS BEFORE TAXATION [Abstract]
Disclosure of profit (loss) from operating activities [text block]
8.	LOSS BEFORE TAXATION

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense (1)	499,355	771,438	823,856
Depreciation expenses	11,500	15,371	44,583
Amortization of land use rights	108	143	369
Auditors’ remuneration
– Audit fees	1,628	320	2,800
– Audit-related fees	-	-	-
	1,628	320	2,800
Directors’ remuneration
– salaries and related cost	1,418	1,200	1,039
– retirement scheme contribution	16	9	9
– share-based payments	-	-	-
Key management personnel (other than directors)
– salaries and related cost	753	1,447	1,644
– retirement scheme contribution	24	23	17
– share-based payments	619	304	-
Research and development personnel
– salaries and related cost	789	936	1,056
– retirement scheme contribution	78	102	63
Other personnel
– salaries and related cost	33,023	55,526	52,247
– retirement scheme contribution	5,526	8,478	6,000
Total employee benefit expenses	42,246	68,025	62,075

(1)         Cost of inventories recognized as expense included staff costs of RMB 27,087,000, RMB 48,857,000 and RMB 45,886,000, retirement scheme contribution of RMB 4,135,000, RMB 6,984,000 and RMB 4,845,000, depreciation and amortization expense of RMB 8,457,000, RMB 11,203,000 and RMB 37,545,000, operating lease charges of RMB 13,902,000, RMB 13,902,000 and RMB 13,902,000, and (reversal of ) / write-down of inventories of RMB 55,973,000, RMB (2,733,000) and RMB 75,078,000 for the years ended December 31, 2018, 2017, and 2016, respectively, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.